Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Schedule of Lease Cost

The components of lease expense were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Operating lease cost	$585,683	$212,480	$214,959
Short-term lease costs	-	-	-
Total lease cost	$585,683	$212,480	$214,959

Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$525,993	$240,000	$42,484

Weighted-average remaining lease term	4.74 years	4.0 years	4.0 years
Weighted-average discount rate	4.75%	3.50%	3.75%

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2024	2023
Operating lease right-of-use assets from continuing operations	$2,175,456	$-
Operating lease right-of-use assets from discontinued operations of Far Lings and Bolings	-	571,168
Total lease right-of-use assets	2,175,456	571,168

Operating lease liabilities from continuing operations, current	486,121	-
Operating lease liabilities from continuing operations, non-current	1,738,371	-
Operating lease liabilities from discontinued operations, current	-	219,917
Operating lease liabilities from discontinued operations, non-current	-	463,196
Total operating lease liabilities	$2,224,492	$683,113

Schedule of Maturity of our Operating Lease Liabilities

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2024:

2025	584,825
2026	527,447
2027	434,935
2028	385,159
2029	386,743
Thereafter	182,462
Total	2,501,571
Less imputed interest	(277,079)
Total operating lease liabilities	$2,224,492